Income Tax (Tables)	6 Months Ended
Mar. 31, 2026
Disclosure of income tax [abstract]
Schedule of Major Components of Income Tax Expense	The components of income tax expense are as follows:

	Three months ended March 31,		Six months ended March 31,
	2026	2025	2026	2025
Current income taxes	(39,309)	(36,049)	(59,417)	(56,025)
Deferred income taxes	(453)	(8,549)	1,028	(7,706)
Income tax expense	(39,762)	(44,598)	(58,389)	(63,731)